Employee Benefit Plans (Weighted-Average Assumptions Used to Determine Benefit Obligations) (Details)	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Pension Plans [Member]
Discount rate	3.92%	3.54%
Pension Benefits U.S. Plans [Member]
Discount rate	4.19%	3.83%
Rate of compensation increase	4.00%	4.00%
Pension Benefits Non-U.S. Plans [Member]
Discount rate	3.69%	3.27%
Rate of compensation increase	3.26%	3.20%
Postretirement Benefits [Member]
Discount rate	4.50%	4.20%